THRIVENT ETF TRUST

Registrant CIK 0001896670

Form N-CEN

Fiscal Year Ended 9/30/2023

Item G.1.a.ii. Provision of financial support

a.   Description of nature of support: Seed capital investments in the Registrant

b.   Person providing support: Thrivent Financial for Lutherans (TFL)

c.   Brief description of relationship between the person providing support and the Registrant: The Registrant's investment adviser, Thrivent Asset Management, LLC, is a wholly owned subsidiary of TFL

d.   Date support provided: See Dates below

e.   Amount of support: See Amounts below

f.    Security supported (if applicable): Not applicable

g.   Value of security supported on date support was initiated (if applicable): Not applicable

h.   Brief description of reason for support: TFL made seed capital investments in Thrivent Small-Mid Cap ESG ETF (Series identification number S000075337) in order to provide available capital for investment

i.              Term of support: None

j.              Brief description of any contractual restrictions relating to support: None

	Date	Amount		Date	Amount
1	8/12/2022	$ 100,000.00	16	1/4/2023	$ 2,904,000.00
2	10/5/2022	2,568,000.00	17	1/10/2023	2,981,000.00
3	10/6/2022	17,530,264.00	18	1/18/2023	3,139,400.00
4	10/11/2022	2,984,400.00	19	1/24/2023	3,119,589.00
5	10/19/2022	3,043,200.00	20	1/31/2023	2,884,000.00
6	10/26/2022	2,922,700.00	21	2/9/2023	2,991,000.00
7	11/3/2022	2,924,900.00	22	2/13/2023	2,963,000.00
8	11/10/2022	2,964,500.00	23	2/22/2023	2,916,000.00
9	11/16/2022	2,985,400.00	24	2/28/2023	2,930,940.00
10	11/22/2022	3,004,100.00	25	3/7/2023	2,933,000.00
11	11/30/2022	2,978,800.00	26	3/15/2023	2,941,400.00
12	12/8/2022	2,978,800.00	27	3/23/2023	2,959,000.00
13	12/13/2022	3,017,300.00	28	3/30/2023	3,036,000.00
14	12/21/2022	2,920,500.00	29	4/4/2023	3,026,100.00
15	12/29/2022	3,171,600.00	30	4/12/2023	2,191,200.00